INTANGIBLE ASSETS, NET (Schedule of Intangible Assets) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Cost	$ 32,219	¥ 208,702	¥ 6,243
Accumulated amortization	(1,321)	(8,554)	(2,889)
Intangible assets, net	30,898	200,148	3,354
Computer software [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	2,987	19,343	4,785
Accumulated amortization	(934)	(6,050)	(1,787)
License agreement [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	123	800	800
Accumulated amortization	(123)	(800)	¥ (800)
Online payment and other licenses [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	28,667	185,698
Accumulated amortization	(53)	(344)
Internet domain name [Member]
Finite-Lived Intangible Assets [Line Items]
Cost	442	2,861	¥ 658
Accumulated amortization	$ (211)	¥ (1,360)	¥ (302)